Offerings - Offering: 1	Jul. 09, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	32,570,000
Proposed Maximum Offering Price per Unit | $ / shares	0.0719
Maximum Aggregate Offering Price	$ 2,341,783
Fee Rate	0.01381%
Amount of Registration Fee	$ 323.40
Offering Note

Offering Note(s)

(1) Consists of up to 32,570,000 shares of common stock that may be offered for resale by the selling stockholders, including (i) up to 25,500,000 shares issuable to Lambda Ventures, LLC under the Equity Purchase Agreement dated April 27, 2026 (up to 25,000,000 Purchase Shares and 500,000 Initial Commitment Shares), and (ii) up to 7,070,000 shares issuable under the four Securities Purchase Agreements (up to 5,530,000 Note Shares and 1,540,000 Warrant Shares).

(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the last reported sale price of the registrant’s common stock on the OTCQB on July 7, 2026, which was $0.0719 per share.

(3) Pursuant to Rule 416 under the Securities Act of 1933, as amended, the number of shares of common stock registered hereunder includes such indeterminate number of additional shares of common stock as may be issued in connection with any stock split, stock dividend, recapitalization or similar event affecting the common stock. In the event of any such event, the number of shares registered shall be appropriately adjusted, and the registration fee will be recalculated accordingly.